PROPERTY AND EQUIPMENT, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Disposal Group, Including Discontinued Operation, Depreciation and Amortization	¥ 42	$ 26	¥ 219	¥ 5
Depreciation expense of Continuing Operations	¥ 31,027	$ 4,513	¥ 13,181	¥ 12,860